Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ (146,600)	$ (65,700)	$ (13,600)
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	12,867	10,270	9,743
Interest cost	28,208	28,647	27,518
Expected return on plan assets	(29,400)	(27,952)	(24,679)
Amortization of prior year service benefit	17	17	17
Actuarial (gain) loss	114,272	58,995	6,990
Net periodic benefit cost	125,964	69,977	19,589
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,295	2,196	1,845
Interest cost	7,545	4,121	4,153
Expected return on plan assets	(3,928)	(461)	(433)
Amortization of transition obligation			13
Amortization of prior year service benefit	(15)	(17)	(10)
Actuarial (gain) loss	24,162	4,196	7,305
Net periodic benefit cost	31,059	10,035	12,873
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	219	180
Interest cost	1,860	1,889
Amortization of prior year service benefit	(24)	(27)
Actuarial (gain) loss	(8,159)	(2,494)
Net periodic benefit cost	$ 10,214	$ 4,536